Options (Tables)	6 Months Ended
May 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity
	May 31, 2018			May 31, 2017
		Weighted			Weighted
		average	Weighted		average	Weighted
		exercise	average		exercise	average
	Number of	price per	grant date	Number of	price per	grant date
	options	share	fair value	options	share	fair value
	#	$	$	#	$	$
Outstanding, beginning of period	5,828,112	3.20	1.72	5,392,460	3.48	1.88
Exercised	—	—	—	(7,000)	2.32	1.20
Expired	(158,277)	5.42	3.92	(2,155)	67.97	52.48
Forfeited	(56,666)	1.19	1.02	—	—	—
Balance at
end of period	5,613,169	3.15	1.66	5,383,305	3.45	1.86

Options exercisable end of period	5,062,782	3.24	1.72	4,387,455	3.46	1.94

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs
	Three months ended		Six months ended
	May 31, 2018	May 31, 2017	May 31, 2018	May 31, 2017
	$	$	$	$
Stock-based compensation related to:
Research and development	56,957	800,913	67,995	1,602,025
Selling, general and administrative	6,162	21,030	26,811	42,843
	63,119	821,943	94,806	1,644,868